FINANCIAL RISK MANAGEMENT (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Percentage of foreign exchange rate decrease	3.65%	8.30%
Increase decrease in post tax loss	$ 52,988	$ 289,607
Currency risk [member] | AUSTRALIA
IfrsStatementLineItems [Line Items]
Percentage of foreign exchange rate decrease	3.65%	8.30%
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 31,083	$ 40,369